owners' equity	12 Months Ended
Dec. 31, 2023
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

As at December 31	2023		2022
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at December 31, 2023, approximately 119 million Common Shares were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 46 million Common Shares were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)); and approximately 12 million Common Shares were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)	Purchase of TELUS Corporation Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In June 2022, we received approval for a normal course issuer bid to purchase and cancel up to 10 million of our Common Shares (up to a maximum amount of $250 million) from June 6, 2022, to June 5, 2023. During the years ended December 31, 2023 and 2022, we did not purchase or cancel any shares pursuant to normal course issuer bids.

(c)Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations, with its principal places of business located in Asia, Central America, Europe and North America.

Changes in our economic and voting interests during the years ended December 31, 2023 and 2022, and which are reflected in the Consolidated statement of changes in owners’ equity, are set out in the following table.

	Economic interest [1]		Voting interest [1]
Years ended December 31	2023	2022	2023	2022
Interest in TELUS International (Cda) Inc., beginning of period	56.6%	55.1%	72.4%	70.9%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition (Note 18(b))	(1.4)	—	(0.2)	—
TELUS Corporation acquisition of shares from non-controlling interests [2]	0.9	1.6	1.2	1.5
Share-based compensation and other	(0.1)	(0.1)	—	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	12.0	—
Interest in TELUS International (Cda) Inc., end of period	56.0%	56.6%	85.4%	72.4%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests differ.
2	Acquisition of shares from non-controlling interests for $57 million (2022 – $123 million), of which $32 million (2022 – $86 million) was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.

Summarized financial information

Summarized financial information of our TELUS International (Cda) Inc. subsidiary is set out in the accompanying table.

As at, or for the years ended, December 31 (millions) [1]	2023	2022
Statement of financial position
Current assets	$1,122	$926
Non-current assets	$5,395	$3,875
Current liabilities	$990	$733
Non-current liabilities	$2,829	$1,581
Statement of income and other comprehensive income
Revenue and other income	$3,682	$3,214
Net income	$72	$235
Comprehensive income	$14	$327
Statement of cash flows
Cash provided by operating activities	$492	$519
Cash used by investing activities	$(1,273)	$(156)
Cash provided (used) by financing activities	$780	$(342)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.